Taxation (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Jun. 30, 2025 CNY (¥)
Taxation [Line Items]
Income tax rate	8.00%	(23.50%)	15.60%
Operating loss carryforwards
Change in valuation allowance (in Dollars)	$ 432,904	$ 201,476
PRC [Member]
Taxation [Line Items]
Income tax rate	5.00%	5.00%
Operating loss carryforwards | ¥				¥ 1.0
Hong Kong [Member]
Taxation [Line Items]
Effective tax rate	16.50%
PRC Enterprise Income Tax [Member]
Taxation [Line Items]
Income tax rate	25.00%